Exception Grades

AMC Loan ID	Customer Loan ID	Seller Loan ID	Edgar Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	XXXX	245NQM721	30768345	XXXX	XX/XX/XXXX 6:13:28 AM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 1.11 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.25.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reserves: XXX Guideline Requirement: 6.00	SitusAMC,Aggregator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-03-19): Lender approved exception with compensating factors allowing for the subject L/A under $XXX with a DSCR under 1.25%. Subject has a low LTV, high reserves, investor experience and satisfactory mortgage history.			XX/XX/XXXX 6:39:00 PM	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	XXXX	245NQM721	30768346	XXXX	XX/XX/XXXX 6:13:28 AM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of $XXX is less than Guideline minimum loan amount of $XXX.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reserves: XXX Guideline Requirement: 6.00	SitusAMC,Aggregator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-03-19): Lender approved exception with compensating factors allowing for the subject L/A under $XXX with a DSCR under 1.25%. Subject has a low LTV, high reserves, investor experience and satisfactory mortgage history.			XX/XX/XXXX 6:39:10 PM	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	XXXX	245NQM727	30768498	XXXX	XX/XX/XXXX 4:04:10 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for rural property. Approved max 70% for XXXX. Max qualifying rents to be used is based on $XXX rentalizer at 80%. Comp factor FICO > 20+ points, >1 year as investor, 5+ years subject ownership and 0x30x24+.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 192.61 Guideline Requirement: 3.00 Guidelines Representative FICO: 700 Representative FICO: XXX	Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2024-04-08): Client elects to waive with comp factors.			XX/XX/XXXX 3:51:24 PM	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No